Liquidity (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies [Abstract]
Net loss	¥ (25,466,000)	$ (3,587,000)	¥ (57,667,000)	¥ (49,064,000)
Net loss (in Dollars)		(35,872,000)
Net cash used in operating activities	(65,442,000)	$ (9,218,000)	(12,892,000)	(82,229,000)
Net current assets	88,316				$ 12,438
Accumulated deficit	(173,176,000)		(153,838,000)		(24,392,000)
Cash and cash equivalents and restricted cash	¥ 36,239,000		¥ 5,908,000	¥ 25,687,000	$ 5,104,000	$ 832,000	¥ 126,678,000